Annual Total Returns - Salient Select Income Fund (Investor Class and Institutional Class) [BarChart] - No Load - Salient Select Income Fund - Institutional Class	May 01, 2021
Bar Chart Table:
Annual Return 2011	3.31%
Annual Return 2012	19.66%
Annual Return 2013	4.71%
Annual Return 2014	17.16%
Annual Return 2015	(0.75%)
Annual Return 2016	14.09%
Annual Return 2017	1.84%
Annual Return 2018	(8.52%)
Annual Return 2019	18.64%
Annual Return 2020	(2.75%)